Summarised financial information of subsidiaries with material non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2024
Summarised financial information of subsidiaries with material non-controlling interests
Summary of financial information of subsidiaries with material non-controlling interests

Summarised balance sheets

	Huizhou Pengai			Shanghai Pengai
	2022	2023	2024	2022	2023	2024
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Current
- Assets	23,004	33,060	21,781	14,761	20,587	24,301
- Liabilities	(17,145)	(23,017)	(23,699)	(50,260)	(56,395)	(80,348)
Total current net assets/(liabilities)	5,859	10,043	(1,918)	(35,499)	(35,808)	(56,047)
Non‑current
- Assets	5,466	8,958	13,333	41,102	46,180	40,940
- Liabilities	(3,495)	(9,167)	—	(29,174)	(39,215)	(22,558)
Total non‑current net assets	1,971	(209)	13,333	11,928	6,965	18,382
Net assets/(liabilities)	7,830	9,834	11,415	(23,571)	(28,843)	(37,665)

	Xiuqi Pengai			Haikou Pengai
	2022	2023	2024	2022	2023	2024
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Current
- Assets	8,773	19,509	18,096	4,510	5,339	2,638
- Liabilities	(32,844)	(46,968)	(42,734)	(22,396)	(25,022)	(25,581)
Total current net liabilities	(24,071)	(27,459)	(24,638)	(17,886)	(19,683)	(22,943)
Non‑current
- Assets	30,261	36,573	30,987	15,295	12,256	6,751
- Liabilities	—	(4,631)	(2,031)	(5,450)	(4,640)	(3,562)
Total non‑current net assets	30,261	31,942	28,956	9,845	7,616	3,189
Net assets/(liabilities)	6,190	4,483	4,318	(8,041)	(12,067)	(19,754)

	Yantai Pengai
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Current
- Assets	2,909	3,441	2,280
- Liabilities	(25,394)	(31,624)	(28,907)
Total current net liabilities	(22,485)	(28,183)	(26,627)
Non-current
- Assets	28,832	29,119	18,899
- Liabilities	(16,778)	(17,088)	(10,060)
Total non-current net assets	12,054	12,031	8,839
Net assets/(liabilities)	(10,431)	(16,152)	(17,788)

Summarised statements of comprehensive income

	Huizhou Pengai			Shanghai Pengai
	2022	2023	2024	2022	2023	2024
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Revenue	32,679	36,952	44,802	41,585	44,422	50,287
(Loss)/profit before income tax	4,261	6,252	4,140	(3,213)	(7,031)	(7,409)
Income tax (expense)/credit	1,049	(1,563)	(1,035)	(803)	1,758	(1,412)
(Loss)/profit and total comprehensive (loss)/income for the year	3,212	4,689	3,105	(2,410)	(5,273)	(8,821)
Total comprehensive (loss)/income allocated to non‑controlling interests	1,044	1,524	1,009	(482)	(1,055)	(1,764)
Dividend paid to non‑controlling interests	—	2,685	496	—	—	—

	Xiuqi Pengai			Haikou Pengai
	2022	2023	2024	2022	2023	2024
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Revenue	37,106	51,431	62,418	30,474	32,421	27,922
(Loss)/Profit before income tax	3,871	(2,776)	1,600	(2,946)	(5,369)	(5,623)
Income tax (expense)/credit	968	1,068	(1,765)	(688)	1,342	(2,064)
(Loss)/Profit and total comprehensive (loss)/income for the year	2,903	(1,708)	(165)	(2,258)	(4,027)	(7,687)
Total comprehensive (loss)/income allocated to non‑controlling interests	174	(102)	(10)	(294)	(523)	(999)

	Yantai Pengai
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Revenue	36,763	28,874	33,688
(Loss)/profit before income tax	2,018	(8,099)	479
Income tax (expense)/credit	505	2,378	(2,115)
(Loss)/profit and total comprehensive income/(loss) for the year	1,513	(5,721)	(1,636)
Total comprehensive (loss)/income allocated to non-controlling interests	166	(286)	(82)

Summarised statements of cash flows

	Huizhou Pengai			Shanghai Pengai
	2022	2023	2024	2022	2023	2024
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Cash flows from operating activities
Cash generated from operations	(1,905)	(1,127)	19,058	(11,224)	(1,110)	15,096
Income tax paid	(136)	—	(8)	—	—	—
Net cash generated from/(used in) operating activities	(2,041)	(1,127)	19,050	(11,224)	(1,110)	15,096
Net cash used in investing activities	(68)	(2,955)	(5,992)	(20)	(715)	(1,250)
Net cash used in financing activities	2,520	6,344	(13,283)	10,783	2,380	(13,166)
Net (decrease)/increase in cash and cash equivalents	411	2,262	(225)	(461)	555	680
Cash and cash equivalents at beginning of the year	695	1,106	3,368	584	123	678
Cash and cash equivalents at end of the year	1,106	3,368	3,143	123	678	1,358

	Xiuqi Pengai			Haikou Pengai
	2022	2023	2024	2022	2023	2024
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Cash flows from operating activities
Cash generated from/(used in) operations	(81)	(3,492)	8,472	779	1,771	(1,057)
Income tax paid	—	—	—	(50)	(20)	—
Net cash generated from/(used in) operating activities	(81)	(3,492)	8,472	729	1,751	(1,057)
Net cash used in investing activities	(13)	(997)	(569)	(594)	(30)	(549)
Net cash (used in)/generated from financing activities	(505)	8,817	(9,111)	(586)	—	—
Net (decrease)/increase in cash and cash equivalents	(599)	4,328	(1,208)	(451)	1,721	(1,606)
Cash and cash equivalents at beginning of the year	703	104	4,432	976	525	2,246
Cash and cash equivalents at end of the year	104	4,432	3,224	525	2,246	640

	Yantai Pengai Jiayan
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Cash flows from operating activities
Cash generated from operations	58	1,691	(584)
Income tax paid	—	—	—
Net cash generated from operating activities	58	1,691	(584)
Net cash used in investing activities	(115)	(421)	(494)
Net cash used in financing activities	(163)	—	—
Net increase/ (decrease) in cash and cash equivalents	(220)	1,270	(1,078)
Cash and cash equivalents at beginning of the year	561	341	1,611
Cash and cash equivalents at end of the year	341	1,611	533